Taxes on Income (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes on Income (Textual)
Income tax rate percentage	23.00%	24.00%	25.00%
Loss carry-forwards total	$ 26,250
Unrecognized tax benefits amount	783	$ 572
Undistributed earnings of foreign subsidiaries	23,592
Unrecognized deferred tax liability for temporary differences related to investments	$ 1,015
Taxable income in Israel	12.00%
Description of tax benefits capital investments	Pursuant thereto, the income of the Company derived from the “Approved Enterprise” program is tax-exempt for two years and may enjoy a reduced tax rate of 10%-25% for up to a total of eight years (subject to an adjustment based upon the foreign investors’ ownership of the Company).			The Company Israeli subsidiaries filed a notice to the Israeli tax authorities to apply for the new benefits under the 2011 Amendment and therefore subjected to the amended tax rate of 16%, which was used for 2014-2016 tax years
Annual income derived from exports	25.00%
Benefit regime for preferred technology enterprises, description	Benefit regime for “Preferred Technology Enterprises” granting a 12% tax rate in central Israel – on income deriving from Intellectual Property, subject to a number of conditions being fulfilled, including a minimal amount or ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual income derived from exports. Preferred Technology Enterprise (“PTE”) is defined as an enterprise which meets the aforementioned conditions and for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion.
Capital gains tax rate, description	A 12% capital gains tax rate on the sale of a preferred intangible asset to a foreign affiliated enterprise, provided that the asset was initially purchased from a foreign resident at an amount of NIS 200 million or more.
New Incentives Regime Description	A withholding tax rate of 20% or lower, under an applicable tax treaty, for dividends paid from PTE income (with an exemption from such withholding tax applying to dividends paid to an Israeli company).
Maximum [Member]
Taxes on Income (Textual)
Income tax rate percentage	35.00%
Minimum [Member]
Taxes on Income (Textual)
Income tax rate percentage	21.00%
Legislative Amendments [Member]
Taxes on Income (Textual)
Tax rate percentage	20.00%